RELATED PARTY TRANSACTIONS - Additional information (Details) - USD ($) $ in Thousands			9 Months Ended	12 Months Ended
	Jul. 18, 2022	May 11, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Related Party Transaction [Line Items]
Note Payable to Related Party			$ 196	$ 193		$ 189
Mondee Group LLC
Related Party Transaction [Line Items]
Percentage of service fee		10.00%
Interest rate			2.33%	2.33%	3.00%
Notes receivable, term			10 years	10 years
Number of units secured			14,708	14,708
Issuance of common stock in settlement of note	$ 20,336
Chief Executive Officer
Related Party Transaction [Line Items]
Interest rate			2.00%	2.00%
Note Payable to Related Party			$ 196	$ 193		$ 189
Mike Melham
Related Party Transaction [Line Items]
Number of office spaces			2
Lease term			5 years
Metaminds Software
Related Party Transaction [Line Items]
Lease term			11 months